Staff costs and Directors Remuneration	12 Months Ended
Dec. 31, 2019
Disclosure of Staff costs and Directors Remuneration [Abstract]
Disclosure Of Staff Costs And Directors Remuneration Explanatory [Text Block]

Note 11     Staff costs and Directors Remuneration

	2019	2018	2017
Number of employees at year end	439	457	405
Amounts in US$ ‘000
Wages and salaries	55,325	52,644	41,775
Share-based payments (Note 31)	2,717	5,446	4,075
Social security charges	6,888	7,464	5,364
Director’s fees and allowance	3,266	2,876	3,458
	68,196	68,430	54,672

Recognized as follows:
Production and operating costs	14,542	18,603	12,358
Geological and geophysical expenses	18,448	15,527	11,026
Administrative expenses	35,206	34,300	31,288
	68,196	68,430	54,672

Board of Directors’ and key managers’ remuneration
Salaries and fees	13,483	12,452	9,674
Share-based payments	2,251	2,918	2,322
Other benefits in kind	262	272	287
	15,996	15,642	12,283

Directors’ Remuneration

	Executive	Executive	Non-Executive	Director Fees	Cash Equivalent
	Directors’ Fees	Directors’ Bonus	Directors’ Fees	Paid in Shares	Total Remuneration
	(in US$)	(in US$)	(in US$)	(No. of Shares)	(in US$)
Gerald O’Shaughnessy	400,000	—	—	—	400,000
James F. Park	800,000	909,352	—	—	1,709,352
Pedro E. Aylwin (a)	14,625	—	—	—	14,625
Juan Cristóbal Pavez (b)	—	—	110,000	5,844	210,000
Carlos Gulisano (c)	—	—	108,750	5,844	208,750
Robert Bedingfield (d)	—	—	110,000	5,844	210,000
Jamie Coulter	—	—	90,000	5,844	190,000
Constantin Papadimitriou	—	—	88,750	5,844	188,750
(a)	Pedro E. Aylwin has a service contract that provides for him to act as Director of Legal and Governance.
(b)	Compensation Committee Chairman.
(c)	Technical Committee Chairman.
(d)	Audit Committee Chairman.

In January 2020, 439,075 shares were issued to Directors as a consequence of the vesting of the 2016 Value Creation Plan (”VCP”). See Note 31.